SCHEDULE OF MATURITY LEASE LIABILITY (Details) - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
2024 - (Six Months)	$ 203,483
2025	406,990
2026	140,163
2027	144,227
2028	60,809
Total	955,672
Less interest	(115,527)
Present value of future minimum lease payments	840,145	$ 922,172	$ 1,002,483
Less current portion	(361,606)		(334,255)
Long term lease liability	$ 478,539		$ 668,228